Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Taiwan:
Current	$ 307,398	$ 353,648
Deferred	72,160	(176,230)
Current total	379,558	177,418
Non-Taiwan:
Current	850	(441,492)
Deferred	75,838	(486,997)
Non current total	76,688	(928,489)
Total current tax expense (benefit)	308,248	(87,844)
Total deferred tax expense (benefit)	147,998	(663,227)
Total income tax expense (benefit)	$ 456,246	$ (751,071)